Note 8 - Other Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	OTHER ASSETS

The components of other assets at
the years ended
December 31:

(Dollar amounts in thousands)	2017	2016

Restricted stock	$3,589	$2,204
Accrued interest receivable on investment securities	707	812
Accrued interest receivable on loans	2,581	1,614
Deferred tax asset, net	647	1,607
Other	1,620	1,265

Total	$9,144	$7,502